SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of the Total Potential Ordinary Shares that were Excluded from the Diluted Per Share Calculation (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per Share
Anti-dilutive stock options and awards/units outstanding (in shares)	1,695	1,478	1,335
Stock options and awards/units
Earnings per Share
Anti-dilutive stock options and awards/units outstanding (in shares)	1,695	1,478	1,335